Subsequent Events - Additional Information (Detail)			2 Months Ended	9 Months Ended		12 Months Ended
	May 19, 2022 Day $ / shares shares	Jan. 31, 2022 Day $ / shares shares	Mar. 08, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Stock issued during the period shares exercise of options | shares				1,385,310		308,443
Proceeds from exercise of stock options | $				$ 659,501	$ 180,000	$ 180,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Number of shares placed into escrow | shares	3,150,000			3,150,000
Earn-out trigger, weighted average share price	$ 12.5
Earn-out trigger, threshold trading days | Day	20
Earn-out trigger, threshold consecutive trading days | Day	30
Common stock consideration per share	$ 12.5
Comera Merger [Member]
Subsequent Event [Line Items]
Common stock, par value	0.0001
Comera Merger [Member] | Comera Life Sciences Inc [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period shares exercise of options | shares			693,330
Proceeds from exercise of stock options | $			$ 404,000
Number of shares placed into escrow | shares		3,150,000
Earn-out trigger, weighted average share price						$ 12.5
Earn-out trigger, threshold trading days | Day		20
Earn-out trigger, threshold consecutive trading days | Day		30
Common stock consideration per share		$ 12.5
Subsequent Event [Member] | Comera Merger [Member]
Subsequent Event [Line Items]
Common stock, par value		0.0001
Subsequent Event [Member] | Comera Merger [Member] | Comera Life Sciences Inc [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.001